Other Assets - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Line Items]
Investments in equity securities	$ 31,391	$ 9,727
Level1Of Fair Value Hierarchy [Member]
Other Assets [Line Items]
Investments in equity securities	16,400	0
Level 3 of fair value hierarchy [member]
Other Assets [Line Items]
Investments in equity securities	$ 15,000	$ 7,700